Annual Total Returns (Vanguard Small-Cap Growth Index Fund - ETF Shares ETF) (Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Growth Index Fund - ETF Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Annual Total Return
2013	38.18%
2012	17.67%
2011	(1.43%)
2010	30.87%
2009	42.02%
2008	(39.92%)
2007	9.74%
2006	12.03%
2005	8.77%